Investment Strategy	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in  U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund’s money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.
The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments. The Fund is permitted to hold a portion of its assets in cash.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.
The Fund may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Fund will be managed so that income generated by the Fund will not be subject to the alternative minimum tax. In addition, the Fund may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions, including when suitable municipal obligations are unavailable. When the Fund makes such investments, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax.
The Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share (“NAV”) of $1.00. Like other money market funds of its type, the Fund is subject to the possible imposition of a discretionary liquidity fee if the Adviser, as the delegate of the Fund’s Board of Trustees, determines that such fee is in the best interests of the Fund.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.